Accounts Payable	12 Months Ended
Dec. 31, 2019
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 11: ACCOUNTS PAYABLE

Accounts payable as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Creditors	$10,602	$6,266
Brokers	2,567	2,049
Professional and legal fees	2,186	4,306
Total accounts payable	$15,355	$12,621